Foreclosed Assets (Tables)	12 Months Ended
Dec. 31, 2015
Foreclosed Assets [Abstract]
Foreclosed assets

	2015	2014
Commercial real estate	$1,636	$1,636
Valuation Allowance	-	-
Total	$1,636	$1,636

Expenses related to foreclosed assets

	2015	2014
Net loss (gain) on sales	$-	$-
Provision for unrealized losses	-	-
Operating expenses, net of rental income	137	328
	$137	$328